RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 7 – Related Party Transactions

Two of the Company’s Directors each provide it consulting services pursuant to agreements that provide for annual compensation of $42,000. Each agreement provides for an annual service term and can be extended by mutual consent of both parties. The service terms under the agreements with expire in September 2015 and November 2015, respectively. During the three months ended March 31, 2015 and 2014, payments of $10,500 and $3,000 were made to each Director, respectively.  As of March 31, 2015 and December 31, 2014, no amounts were owed to either Director.

Note 11 - Related Party Transactions

During the year ended December 31, 2013, the Company paid the wife of a stockholder an aggregate of $10,500 for consulting services. The consulting services provided related to accounting activities.

Two of the Company's directors each provide consulting services pursuant to agreements with the Company. Each agreement provides for an annual service term and can be extended by mutual consent of both parties. During the years ended December 31, 2014 and 2013, the Company incurred an expense relating to these agreements of $32,333 and $12,000, respectively. As of December 31, 2014 and 2013, no amounts were owed to either director.